File No. 333-48255

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 250
              COMMUNICATIONS GROWTH TRUST, SERIES 2
                 FUNDAMENTAL VALUE TRUST SERIES
                  INSURANCE GROWTH TRUST SERIES
                 INTERNET GROWTH TRUST, SERIES 4
          MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
                   MEDIAL GROWTH TRUST SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2
                               1,330,728 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Communications Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies. At June 16, 2000, each Unit represented a 1/1,330,728 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $24.579 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,330,728
Fractional Undivided Interest in the Trust per Unit                1/1,330,728
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $31,554,589
  Aggregate Value of Securities per Unit                               $23.712
  Income and Principal cash in the Portfolio                            $8,927
  Income and Principal cash per Unit                                     $.007
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.860
  Public Offering Price per Unit                                       $24.579
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.860 less than the Public Offering Price
    per Unit)                                                          $23.719

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $3,374 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Communications Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Communications Growth Trust, Series 2 as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Communications Growth Trust, Series 2 at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $13,276,266)
  (Note 1)                                                       $32,721,077
Dividends receivable                                                  20,535
Cash                                                                  24,454
Unamortized deferred organization and offering costs                  10,249
Receivable from investment transactions                               55,908
                                                                 ___________
                                                                  32,832,223

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    6,688
Unit redemptions payable                                             139,252
                                                                  __________
                                                                     145,940
                                                                  __________

Net assets, applicable to 1,429,026 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $13,276,266
  Net unrealized appreciation (Note 2)               19,444,811
  Distributable funds                                   816,565
  Less deferred sales charges paid (Note 3)           (851,359)
                                                    ___________

                                                                 $32,686,283
                                                                 ===========

Net asset value per unit                                             $22.873
                                                                 ===========


               See accompanying notes to financial statements.

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Computer Networking
     16,814         3COM Corporation                                  $935,279
     47,837 (1)     Cisco Systems, Inc.                              3,698,422
                    Communications Equipment
     42,444 (2)     ADC Telecommunications, Inc.                     2,286,671
     18,624         ADTRAN, Inc.                                     1,106,973
     20,565         Aspect Telecommunications Corporation              762,201
     39,038 (3)     Lucent Technologies, Inc.                        2,371,559
     46,445 (2)(4)  Nortel Networks Corporation (formerly
                      Northern Telecom Ltd.)                         5,852,070
     25,273         Pairgain Technologies, Inc.                        472,302
     16,223 (2)     Tellabs, Inc.                                    1,021,789
                    Communications Services
     12,434         ALLTEL Corporation                                 784,125
     17,692         BellSouth Corporation                              831,524
     14,525         Cable & Wireless plc (ADR)                         813,400
     18,418 (5)     Century Tel, Inc. (formerly Century
                      Telephone Enterprises, Inc.)                     683,768
     21,337         Compania de Telefonos de Chile S.A. (ADR)          485,417
     16,329         Loral Space & Communications Ltd.                  166,360
     30,009 (6)     SBC Communications, Inc.                         1,260,378
     12,723 (7)     Telefonica de Espana SA (ADR)                      949,454
     18,477 (5)     MCI WorldCom, Inc.                                 837,248
                    Wireless Communications
     19,958         LM Ericsson AB (ADR)                             1,872,320
     18,713 (2)     Nokia Oy AB (ADR)                                4,065,399
     26,356 (8)     Vodafone Airtouch Plc (ADR) (formerly
                      Vodafone Group plc)                            1,464,418
                                                                   ___________

                    Total investments                              $32,721,077
                                                                   ===========


                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1) The number of shares reflects the effect of two two for one stock splits.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In June 1999, Ascend Communications, Inc. (Ascend), one of the Trust's original holdings, was acquired by Lucent Technologies, Inc. (Lucent), which was also one of the Trust's original holdings. Each shareholder of Ascend received 1.65 shares of Lucent for each share of Ascend held. Lucent had effected a two for one stock split prior to the acquisition.

(4) This equity security represents the common stock of a foreign company which trades directly on a United States securities exchange.

(5)   The number of shares reflects the effect of a three for two stock split.

(6) In June 1999, Ameritech Corporation (Ameritech), one of the Trust's original holdings, was acquired by SBC Communication, Inc. (SBC), which was also one of the Trust's original holdings. Each shareholder of Ameritech received 1.316 shares of SBC for each share of Ameritech held.

(7) The number of shares reflects the effect of two 2% stock dividends and a three for one stock split.

(8)   The number of shares reflects the effect of a five for one stock split.


               See accompanying notes to financial statements.

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                               $118,090     138,439

Expenses:
  Trustee's fees and related expenses                   (31,673)    (19,066)
  Evaluator's fees                                       (4,606)     (5,385)
  Supervisory fees                                       (5,813)     (6,564)
  Administrative fees                                    (1,634)     (1,875)
  Amortization of organization and offering costs        (3,374)     (3,245)
                                                     _______________________
  Total expenses                                        (47,100)     (36,135)
                                                     _______________________
    Investment income - net                               70,990     102,304

Net gain (loss) on investments:
  Net realized gain (loss)                             3,370,780     481,765
  Change in net unrealized appreciation
    or depreciation                                   14,184,399   5,260,412
                                                     _______________________
                                                      17,555,179   5,742,177
                                                     _______________________
Net increase in net assets resulting
  from operations                                    $17,626,169   5,844,481
                                                     =======================


               See accompanying notes to financial statements.

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Net increase in net assets resulting
    from operations:
  Investment income - net                                $70,990     102,304
  Net realized gain (loss) on investments              3,370,780     481,765
  Change in net unrealized appreciation
    or depreciation on investments                    14,184,399   5,260,412
                                                     _______________________
                                                      17,626,169   5,844,481

Units issued (2,417,432 units in 1999,
  net of deferred sales charges of $846,101)                   -  22,696,400
Units redeemed (523,146 and 480,283 units in
  2000 and 1999, respectively)                       (8,418,609) (5,100,150)

Distributions to unit holders:
  Investment income - net                               (66,461)    (39,014)
  Principal from investment transactions                       -           -
                                                     _______________________
                                                        (66,461)    (39,014)
                                                     _______________________
Total increase (decrease) in net assets                9,141,099  23,401,717

Net assets:
  At the beginning of the period
    (representing 1,952,172 and 15,023 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                     23,545,184     143,467
                                                     _______________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $816,565 and $827,065 at
    March 31, 2000 and 1999, respectively)           $32,686,283  23,545,184
                                                     =======================

Trust units outstanding at the end of
  the period                                           1,429,026   1,952,172



               See accompanying notes to financial statements.

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $16,868, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                        $19,731,009
               Unrealized depreciation                          (286,198)
                                                              ___________

                                                              $19,444,811
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                         Period from
                                                         the Initial
                                                           Date of
                                                           Deposit,
                                                          April 15,
                                             Year ended    1998, to
                                             March 31,    March 31,
                                                2000         1999

Dividend income                                 $.071          .076
Expenses                                        (.028)        (.020)
                                              _____________________
    Investment income - net                      .043          .056

Distributions to unit holders:
  Investment income - net                       (.039)        (.018)
  Principal from investment transactions            -            -

Net gain (loss) on investments                 10.808         2.473
                                              _____________________
    Total increase (decrease) in net assets    10.812         2.511

Net assets:
  Beginning of the period                      12.061         9.550
                                              _____________________

  End of the period                           $22.873        12.061
                                              =====================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,660,991 and 1,819,137 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.022 per unit to 1,797,289 units on June 30, 1999, approximately $.017 per unit to 1,575,584 units on December 31, 1999 and approximately $.018 per unit to 2,220,471 units on December 31, 1998. The Net gain (loss) on investments per unit during the period ended March 31, 1999 includes the effects of changes arising from issuance of 2,417,432 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,023 units ($9.550 per unit) on April 15, 1998.

                                    FT 250
                    COMMUNICATIONS GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES
                                282,378 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Fundamental Value Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed represented excellent value in the marketplace at the Initial Date of Deposit. At June 16, 2000, each Unit represented a 1/282,378 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $15.764 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        282,378
Fractional Undivided Interest in the Trust per Unit                  1/282,378
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $4,158,340
  Aggregate Value of Securities per Unit                               $14.726
  Income and Principal cash in the Portfolio                          $142,316
  Income and Principal cash per Unit                                     $.504
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.534
  Public Offering Price per Unit                                       $15.764
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.534 less than the Public Offering Price
    per Unit)                                                          $15.230

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $2,884 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Fundamental Value Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Fundamental Value Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Fundamental Value Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $2,577,379)
  (Note 1)                                                        $4,586,766
Dividends receivable                                                   1,051
Unamortized deferred organization and offering costs                   8,761
Cash                                                                 137,472
                                                                  __________
                                                                   4,734,050

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,614
                                                                  __________

Net assets, applicable to 310,478 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,577,379
  Net unrealized appreciation (Note 2)                2,009,387
  Distributable funds                                   481,419
  Less deferred sales charges paid (Note 3)           (335,749)
                                                     __________

                                                                  $4,732,436
                                                                  ==========

Net asset value per unit                                             $15.242
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      8,891 (1)     ADC Telecommunications, Inc.                      $479,003
      3,076         Abbott Laboratories                                108,238
      1,386         Anchor Gaming                                       52,582
      6,632 (1)     Applied Materials, Inc.                            625,066
      3,370         Becton, Dickinson and Company                       88,675
      3,197         Carnival Corporation (Class A)                      79,327
      6,529         Clayton Homes, Inc.                                 66,106
      4,027         HEALTHSOUTH Corporation                             22,402
      3,110         IDEX Corporation                                    84,747
      2,668         Lancaster Colony Corporation                        81,542
      2,104         Lear Corporation                                    59,175
      4,222         Leggett & Platt, Inc.                               90,773
      3,987         MICROS Systems, Inc.                               250,934
      4,744         Nature's Sunshine Products, Inc.                    37,952
      4,233         Nautica Enterprises, Inc.                           49,738
      2,787         Network Associates, Inc.                            89,881
      3,122         T. Rowe Price Associates, Inc.                     123,319
      3,930         R&B Falcon Corporation                              77,374
      4,912         The Reynolds and Reynolds Company (Class A)        132,624
      3,721         Roper Industries, Inc.                             126,283
      5,225 (2)     Solectron Corporation                              209,329
     11,401  3)     Sun Microsystems, Inc.                           1,068,308
      6,006((1)     Teradyne, Inc.                                     493,993
      2,810         Tidewater, Inc.                                     89,395
                                                                    __________

                    Total investments                               $4,586,766
                                                                    ==========



                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2) In December 1999, SMART Modular Technologies, Inc. (SMART Modular), one of the Trust's original holdings, was acquired by Solectron Corporation (Solectron). Each shareholder of SMART Modular received .51 shares of Solectron for each share of SMART Modular held.

(3) The number of shares reflects the effect of two two for one stock splits.



               See accompanying notes to financial statements.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                                $23,410      42,645

Expenses:
  Trustee's fees and related expenses                   (13,702)     (7,190)
  Evaluator's fees                                       (1,563)     (2,053)
  Supervisory fees                                       (1,494)     (2,639)
  Administrative fees                                      (427)       (754)
  Amortization of organization and offering costs        (2,884)     (2,773)
                                                      ______________________
  Total expenses                                        (20,070)    (15,409)
                                                      ______________________
    Investment income - net                                3,340      27,236

Net gain (loss) on investments:
  Net realized gain (loss)                               585,586   (322,935)
  Change in net unrealized appreciation
    or depreciation                                    1,916,253      93,134
                                                      ______________________
                                                       2,501,839   (229,801)
                                                      ______________________
Net increase (decrease) in net assets resulting
  from operations                                     $2,505,179   (202,565)
                                                      ======================


               See accompanying notes to financial statements.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Net increase (decrease) in net assets resulting
    from operations:
  Investment income - net                                 $3,340      27,236
  Net realized gain (loss) on investments                585,586   (322,935)
  Change in net unrealized appreciation
    or depreciation on investments                     1,916,253      93,134
                                                      ______________________
                                                       2,505,179   (202,565)

Units issued (973,832 units in 1999, net of
  deferred sales charges of $330,494)                          -   8,478,886
Units redeemed (332,641 and 345,726 units
  in 2000 and 1999, respectively)                    (3,406,081) (2,773,970)

Distributions to unit holders:
  Investment income - net                                (5,557)     (6,834)
  Principal from investment transactions                       -           -
                                                      ______________________
                                                         (5,557)     (6,834)
                                                      ______________________
Total increase (decrease) in net assets                (906,459)   5,495,517

Net assets:
  At the beginning of the period
    (representing 643,119 and 15,013 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                      5,638,895     143,378
                                                      ______________________

  At the end of the period (including
    distributable funds applicable to Trust
    units of $481,419 and $344,862 at
    March 31, 2000 and 1999, respectively)            $4,732,436   5,638,895
                                                      ======================

Trust units outstanding at the end of
  the period                                             310,478     643,119


               See accompanying notes to financial statements.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $2,509,032
               Unrealized depreciation                          (499,645)
                                                               __________

                                                               $2,009,387
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                          Period from
                                                          the Initial
                                                            Date of
                                                            Deposit,
                                                           April 15,
                                             Year ended     1998, to
                                             March 31,     March 31,
                                                2000          1999

Dividend income                                 $.055          .066
Expenses                                        (.047)        (.024)
                                              _____________________
    Investment income - net                      .008          .042

Distributions to unit holders:
  Investment income - net                       (.010)        (.009)
  Principal from investment transactions            -            -

Net gain (loss) on investments                  6.476         (.815)
                                              _____________________
    Total increase (decrease) in
      net assets                                6.474         (.782)

Net assets:
  Beginning of the period                       8.768         9.550
                                              _____________________

  End of the period                           $15.242         8.768
                                              =====================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (426,752 and 646,281 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.010 per unit to 534,332 units on June 30, 1999 and approximately $.009 per unit to 753,494 units on December 31, 1998. The Net gain (loss) on investments per unit during the period ended March 31, 1999 includes the effects of changes arising from issuance of 973,832 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,013 units ($9.550 per unit) on April 15, 1998.

                                    FT 250
                        FUNDAMENTAL VALUE TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES
                               1,273,190 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Insurance Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by insurance companies. At June 16, 2000, each Unit represented a 1/1,273,190 undivided interest in the principal and net income of the Trust (see "The Trust" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $8.315 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,273,190
Fractional Undivided Interest in the Trust per Unit                1/1,273,190
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $10,215,789
  Aggregate Value of Securities per Unit                                $8.024
  Income and Principal cash (overdraft) in the Portfolio                  $300
  Income and Principal cash (overdraft) per Unit                            $-
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.291
  Public Offering Price per Unit                                        $8.315
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.291 less than the Public Offering Price
    per Unit)                                                           $8.024

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $6,061 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Insurance Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Insurance Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Insurance Growth Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                     STATEMENTS OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $10,853,279)
  (Note 1)                                                        $9,764,099
Dividends receivable                                                  14,554
Cash                                                                   9,515
Unamortized deferred organization and offering costs                  18,416
                                                                  __________
                                                                   9,806,584

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    6,457
Unit redemptions payable                                               2,772
                                                                  __________
                                                                       9,229
                                                                  __________

Net assets, applicable to 1,310,304 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $10,853,279
  Net unrealized depreciation (Note 2)              (1,089,180)
  Distributable funds                                 1,059,544
  Less deferred sales charges paid (Note 3)         (1,026,288)
                                                    ___________

                                                                  $9,797,355
                                                                  ==========

Net asset value per unit                                              $7.477
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Financial Guarantee
     10,499 (1)     ACE Limited                                       $240,165
     14,919         Enhance Financial Services Group, Inc.             210,731
      6,322         MBIA, Inc.                                         329,142
      7,720         MGIC Investment Corporation                        336,785
      8,336         Radian Group, Inc. (formerly CMAC
                      Investment Corporation)                          397,002
                    Life/Health
     16,042         AFLAC, Inc.                                        730,922
     11,260         Nationwide Financial Services, Inc. (Class A)      329,355
     10,769         ReliaStar Financial Corporation                    364,800
                    Multi-Line
      7,703 (2)     AEGON N.V. (American Registered Shares)            620,577
      8,651         AXA-UAP (ADR)                                      620,173
     10,806         Allstate Corporation                               257,323
     17,444 (3)     American International Group, Inc.               1,910,118
      7,443         CIGNA Corporation                                  563,807
     11,316 (4)     CitiGroup, Inc.                                    671,186
      9,242         The Hartford Financial Services Group, Inc.        487,515
     14,116         Horace Mann Educators Corporation                  260,271
     16,817         Old Republic International Corporation             231,234
                    Property/Casualty
      6,388         The Chubb Corporation                              431,592
     11,269         Everest Re Group, Ltd. (formerly
                      Everest Reinsurance Holdings, Inc.)              367,651
     17,435         Fremont General Corporation                        103,529
      3,947         Progressive Corporation                            300,221
                                                                    __________

                    Total investments                               $9,764,099
                                                                    ==========



                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1) In January 2000, Capital Re Corporation (Capital Re), one of the Trust's original holdings, was acquired by ACE Limited (ACE). Each shareholder of Capital Re received .65 shares of ACE for each share of Capital Re held.

(2) This Equity Security represents the common stock of a foreign company which trades directly on a United States securities exchange.

(3)   The number of shares reflects the effect of a five for four stock split.

(4)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                               $152,549     238,355

Expenses:
  Trustee's fees and related expenses                   (36,538)    (24,645)
  Evaluator's fees                                       (5,045)     (7,577)
  Supervisory fees                                       (7,994)     (9,103)
  Administrative fees                                    (1,857)     (2,601)
  Amortization of organization and
    offering costs                                       (6,061)     (5,829)
                                                      ______________________
  Total expenses                                        (57,495)    (49,755)
                                                      ______________________
    Investment income - net                               95,054     188,600

Net gain (loss) on investments:
  Net realized gain (loss)                             (692,783)   (559,873)
  Change in net unrealized
    appreciation or depreciation                       (380,391)   (708,789)
                                                      ______________________
                                                     (1,073,174) (1,268,662)
                                                      ______________________
Net increase (decrease) in net assets
  resulting from operations                           $(978,120) (1,080,062)
                                                      ======================


               See accompanying notes to financial statements.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                      Year ended    1998, to
                                                      March 31,    March 31,
                                                         2000         1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                                $95,054     188,600
  Net realized gain (loss) on investments              (692,783)   (559,873)
  Change in net unrealized appreciation
    or depreciation on investments                     (380,391)   (708,789)
                                                     _______________________
                                                       (978,120) (1,080,062)

Units issued (2,917,275 units in 1999, net
  of deferred sales charges of $1,021,024)                     -  27,621,933
Units redeemed (995,283 and 626,729 units
  in 2000 and 1999, respectively)                    (8,168,806) (5,551,417)

Distributions to unit holders:
  Investment income - net                              (107,537)   (105,867)
  Principal from investment transactions             (1,976,411)           -
                                                     _______________________
                                                     (2,083,948)   (105,867)
                                                     _______________________
Total increase (decrease) in net assets             (11,230,874)  20,884,587

Net assets:
  At the beginning of the period
    (representing 2,307,587 and 15,041 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                     21,028,229     143,642
                                                      ______________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $1,059,544 and $2,465,733
    at March 31, 2000 and 1999, respectively)         $9,797,355  21,028,229
                                                      ======================

Trust units outstanding at the end of
  the period                                           1,310,304   2,305,587



               See accompanying notes to financial statements.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $30,306, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at March 31, 2000 follows:

               Unrealized depreciation                       $(2,761,942)
               Unrealized appreciation                          1,672,762
                                                             ___________

                                                             $(1,089,180)
                                                             ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                          Period from
                                                          the Initial
                                                            Date of
                                                            Deposit,
                                                           April 15,
                                             Year ended     1998, to
                                             March 31,     March 31,
                                                2000          1999

Dividend income                                 $.088          .095
Expenses                                        (.033)        (.020)
                                               ____________________
    Investment income - net                      .055          .075

Distributions to unit holders:
  Investment income - net                       (.060)        (.041)
  Principal from investment transactions       (1.125)        -

Net gain (loss) on investments                  (.514)        (.463)
                                               ____________________
    Total increase (decrease) in net assets    (1.644)        (.429)

Net assets:
  Beginning of the period                       9.121         9.550
                                               ____________________

  End of the period                            $7.477         9.121
                                               ====================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,741,099 and 2,521,290 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.028 per unit to 2,033,447 units on June 30, 1999, approximately $.032 per unit to 1,580,559 units on December 31, 1999, approximately $.010 per unit to 2,552,059 units on June 30, 1998 and approximately $.031 per unit to 2,599,100 units on December 31, 1998. Distributions to unit holders of principal from investment transactions reflects the Trust's distributions of approximately $.675 per unit to 2,033,447 units on June 30, 1999 and approximately $.450 per unit to 1,340,970 units on March 31, 2000. The Net gain (loss) on investments per unit during the period ended March 31, 1999 includes the effects of changes arising from issuance of 2,917,275 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,041 units ($9.550 per unit) on April 15, 1998.

                                    FT 250
                        INSURANCE GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4
                               3,616,348 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Internet Growth Trust, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believed were ideally positioned to take advantage of the rapid growth of the Internet as of the Initial Date of Deposit. At June 16, 2000, each Unit represented a 1/3,616,348 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $29.992 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      3,616,348
Fractional Undivided Interest in the Trust per Unit                1/3,616,348
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $104,839,862
  Aggregate Value of Securities per Unit                               $28.991
  Income and Principal cash (overdraft) in the Portfolio             $(179,962)
  Income and Principal cash (overdraft) per Unit                        $(.050)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                $1.051
  Public Offering Price per Unit                                       $29.992
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($1.051 less than the Public Offering Price
    per Unit)                                                          $28.941

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $9,318 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Internet Growth Trust, Series 4


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Internet Growth Trust, Series 4 as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Internet Growth Trust, Series 4 at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $36,370,293)
  (Note 1)                                                      $113,145,760
Dividends receivable                                                   6,320
Unamortized deferred organization and offering costs                  28,312
Receivable from investment transactions                              394,110
                                                                 ___________
                                                                 113,574,502

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   17,999
Cash overdraft                                                       297,662
Unit redemptions payable                                             299,387
                                                                  __________
                                                                     615,048
                                                                  __________

Net assets, applicable to 3,824,546 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $36,370,293
  Net unrealized appreciation (Note 2)               76,775,467
  Distributable funds                                 2,056,462
  Less deferred sales charges paid (Note 3)         (2,242,768)
                                                    ___________

                                                                $112,959,454
                                                                ============

Net asset value per unit                                             $29.535
                                                                ============


               See accompanying notes to financial statements.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Access/Information Providers
    160,676 (1)     America Online, Inc.                           $10,805,461
     47,355         First Data Corporation                           2,095,459
    120,860 (1)     Earthlink, Inc. (formerly MindSpring
                      Enterprises, Inc.)                             2,349,277
     49,750 (2)     MCI WorldCom, Inc.                               2,254,322
                    Computer Networking
     46,580         3Com Corporation                                 2,591,012
     61,183 (3)     Lucent Technologies, Inc.                        3,716,867
     76,134 (4)     Nortel Networks Corporation (formerly
                      Northern Telecom, Ltd.)                        9,592,884
    130,918 (5)     Cisco Systems, Inc.                             10,121,663
                    Computers
     56,436         Compaq Computer Corporation                      1,502,609
     85,133         Dell Computer Corporation                        4,591,904
     62,697 (1)     Gateway, Inc. (formerly Gateway 2000, Inc.)      3,322,941
     24,420         Hewlett-Packard Company                          3,237,188
    148,000 (5)     Sun Microsystems, Inc.                          13,868,044
                    Semiconductors
     38,380 (1)     Intel Corporation                                5,063,780
     68,612 (6)     Solectron Corporation                            2,748,803
                    Software
     34,354         BMC Software, Inc.                               1,696,229
     26,821         Computer Associates International, Inc.          1,587,481
     71,725 (1)     Check Point Software Technologies, Ltd.         12,269,494
     33,540         Microsoft Corporation                            3,563,625
     36,193         Network Associates, Inc.                         1,167,224
    156,891 (1)     Oracle Corporation                              12,247,382
     27,498         PeopleSoft, Inc.                                   549,960
     60,749         Wind River Systems, Inc.                         2,202,151
                                                                  ____________

                    Total investments                             $113,145,760
                                                                  ============



                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) In June 1999, Ascend Communications, Inc. (Ascend), one of the Trust's original holdings, was acquired by Lucent Technologies, Inc. (Lucent). Each shareholder of Ascend received 1.65 shares of Lucent for each share of Ascend held.

(4) This equity security represents the common stock of a foreign company which trades directly on a United States securities exchange.

(5) The number of shares reflects the effect of two two for one stock splits.

(6) In November 1999, SMART Modular Technologies, Inc. (SMART Modular), one of the Trust's original holdings, was acquired by Solectron Corporation (Solectron). Each shareholders of SMART Modular received .51 shares of Solectron for each share of SMART Modular held.


               See accompanying notes to financial statements.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                                $50,667      44,555

Expenses:
  Trustee's fees and related expenses                   (86,954)    (49,741)
  Evaluator's fees                                      (12,480)    (14,402)
  Supervisory fees                                      (15,575)    (17,758)
  Administrative fees                                    (4,509)     (5,074)
  Amortization of organization and
    offering costs                                       (9,318)     (8,961)
                                                     _______________________
  Total expenses                                       (128,836)    (95,936)
                                                     _______________________
    Investment income (loss) - net                      (78,169)    (51,381)

Net gain (loss) on investments:
  Net realized gain (loss)                            13,467,676   5,104,094
  Change in net unrealized appreciation
    or depreciation                                   44,337,266  32,438,201
                                                     _______________________
                                                      57,804,942  37,542,295
                                                     _______________________
Net increase in net assets resulting
  from operations                                    $57,726,773  37,490,914
                                                     =======================


               See accompanying notes to financial statements.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net                       $(78,169)    (51,381)
  Net realized gain (loss) on investments             13,467,676   5,104,094
  Change in net unrealized appreciation
    or depreciation on investments                    44,337,266  32,438,201
                                                    ________________________
                                                      57,726,773  37,490,914

Units issued (6,392,928 units in 1999, net
  of deferred sales charges of $2,237,525)                     -  62,444,270
Units redeemed (1,307,950 and 1,275,413 units
  in 2000 and 1999, respectively)                   (26,965,400)(17,880,171)

Distributions to unit holders:
  Investment income - net                                      -           -
  Principal from investment transactions                       -           -
                                                    ________________________
                                                               -           -
                                                    ________________________
Total increase (decrease) in net assets               30,761,373  82,055,013

Net assets:
  At the beginning of the period
    (representing 5,132,496 and 14,981 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                     82,198,081     143,068
                                                    ________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $2,056,462 and $2,222,184
    at March 31, 2000 and 1999, respectively)       $112,959,454  82,198,081
                                                    ========================

Trust units outstanding at the end of
  the period                                           3,824,546   5,132,496


               See accompanying notes to financial statements.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $46,591, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                        $78,046,482
               Unrealized depreciation                        (1,271,015)
                                                              ___________

                                                              $76,775,467
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                          Period from
                                                          the Initial
                                                            Date of
                                                            Deposit,
                                                           April 15,
                                             Year ended     1998, to
                                             March 31,     March 31,
                                                2000          1999

Dividend income                                 $.011          .009
Expenses                                        (.029)        (.019)
                                              _____________________
    Investment income (loss) - net              (.018)        (.010)

Distributions to unit holders:
  Investment income - net                           -            -
  Principal from investment transactions            -            -

Net gain (loss) on investments                 13.538         6.475
                                              _____________________
    Total increase (decrease)
      in net assets                            13.520         6.465

Net assets:
  Beginning of the period                      16.015         9.550
                                              _____________________

  End of the period                           $29.535        16.015
                                              =====================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (4,450,021 and 4,894,279 units in 2000 and 1999, respectively). The Net gain (loss) on investments per unit during the period ended March 31, 1999, includes the effects of changes arising from issuance of 6,392,928 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,981 units ($9.550 per unit) on April 15, 1998.

                                    FT 250
                       INTERNET GROWTH TRUST, SERIES 4

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
                                525,716 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Media & Entertainment Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by media & entertainment companies. At June 16, 2000, each Unit represented a 1/525,716 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $14.839 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        525,716
Fractional Undivided Interest in the Trust per Unit                  1/525,716
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $7,338,242
  Aggregate Value of Securities per Unit                               $13.959
  Income and Principal cash (overdraft) in the Portfolio              $196,742
  Income and Principal cash (overdraft) per Unit                         $.374
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.506
  Public Offering Price per Unit                                       $14.839
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.506 less than the Public Offering Price
    per Unit)                                                          $14.333

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $2,884 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Media & Entertainment Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Media & Entertainment Growth Trust, Series 2 as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Media & Entertainment Growth Trust, Series 2 at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $5,316,553)
  (Note 1)                                                        $7,993,169
Dividends receivable                                                   3,524
Unamortized deferred organization and offering costs                   8,761
Cash                                                                   2,475
Receivable from investment transactions                                7,351
                                                                  __________
                                                                   8,015,280

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,538
Unit redemptions payable                                               7,289
                                                                   _________
                                                                       9,827
                                                                   _________

Net assets, applicable to 545,143 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $5,316,553
  Net unrealized appreciation (Note 2)                2,676,616
  Distributable funds                                   239,521
  Less deferred sales charges paid (Note 3)           (227,237)
                                                     __________

                                                                  $8,005,453
                                                                  ==========

Net asset value per unit                                             $14.685
                                                                  ==========


               See accompanying notes to financial statements.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Advertising
      6,698 (1)     The Interpublic Group of Companies, Inc.          $316,480
      4,349         Omnicom Group, Inc.                                406,362
                    Broadcasting
      4,130         AMFM, Inc. (formerly Chancellor Media
                      Corporation)                                     256,576
      9,332         The Ackerley Group, Inc.                           141,147
     11,716 (2)     CBS Corporation                                    663,418
      8,552 (3)     Clear Channel Communications, Inc.                 590,627
      8,085 (1)     Emmis Broadcasting Corporation (Class A)           375,953
      5,720         Hearst-Argyle Television, Inc.                     133,705
      3,398         PanAmSat Corporation                               166,716
      6,990         Sinclair Broadcasting Group, Inc. (Class A)         62,477
                    Cable Television
     12,046 (1)     Comcast Corporation (Class A)                      522,496
     12,818 (1)     Liberty Media Corporation                          759,466
      7,855 (4)     AT&T Corporation                                   441,844
     15,484 (1)     USA Networks, Inc.                                 349,365
        155         US West, Inc.                                       11,257
      5,675         MediaOne Group, Inc.                               459,675
                    Entertainment
      5,509         The Walt Disney Company                            227,935
      7,345 (5)     Imax Corporation                                   158,380
      7,472         News Corporation Limited (ADR)                     420,300
      5,334         Time Warner, Inc.                                  533,400
      7,521 (1)     Viacom, Inc. (Class B)                             396,733
                    Media
      2,749         Gannett Company, Inc.                              193,461
      3,710         Knight Ridder                                      188,980
      5,919 (1)     Tribune Company                                    216,416
                                                                    __________

                    Total investments                               $7,993,169
                                                                    ==========



                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2) In November 1999, King World Productions, Inc. (King World), one of the Trust's original holdings, was acquired by CBS Corporation (CBS), which was also one of the Trust's original holdings. Each shareholder of King World received .81 shares of CBS for each share of King World held.

(3) In May 1999, Jacor Communications, Inc. (Jacor), one of the Trust's original holdings, was acquired by Clear Channel Communications, Inc. (Clear Channel), which was also one of the Trust's original holdings. Each shareholder of Jacor received 1.1573 shares of Clear Channel for each share of Jacor held.

(4)   The number of shares reflects the effect of a three for two stock split.

(5) This Equity Security represents the common stock of a foreign company which trades directly on a United States securities exchange.


               See accompanying notes to financial statements.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                                $28,001      18,405

Expenses:
  Trustee's fees and related expenses                   (13,072)     (5,276)
  Evaluator's fees                                       (1,730)     (1,563)
  Supervisory fees                                       (2,527)     (1,915)
  Administrative fees                                      (593)       (547)
  Amortization of organization and offering costs        (2,884)     (2,773)
                                                      ______________________
  Total expenses                                        (20,806)    (12,074)
                                                      ______________________
    Investment income - net                                7,195       6,331

Net gain (loss) on investments:
  Net realized gain (loss)                               632,660      45,223
  Change in net unrealized appreciation
    or depreciation                                    1,603,911   1,072,705
                                                      ______________________
                                                       2,236,571   1,117,928
                                                      ______________________
Net increase in net assets resulting
  from operations                                     $2,243,766   1,124,259
                                                      ======================


               See accompanying notes to financial statements.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Net increase in net assets resulting
    from operations:
  Investment income - net                                 $7,195       6,331
  Net realized gain (loss) on investments                632,660      45,223
  Change in net unrealized appreciation
    or depreciation on investments                     1,603,911   1,072,705
                                                      ______________________
                                                       2,243,766   1,124,259

Units issued (23,961 and 728,351 units
  in 2000 and 1999, respectively,
  net of deferred sales charges of
  $221,983 in 1999)                                      273,613   7,059,706
Units redeemed (192,179 and 30,000 units
  in 2000 and 1999, respectively)                     (2,505,346)   (333,895)

Distributions to unit holders:
  Investment income - net                                      -           -
  Principal from investment transactions                       -           -
                                                      ______________________
                                                               -           -
                                                      ______________________
Total increase (decrease) in net assets                   12,033   7,850,070

Net assets:
  At the beginning of the period
    (representing 713,361 and 15,010 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                      7,993,420     143,350
                                                      ______________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $239,521 and $221,444 at
    March 31, 2000 and 1999, respectively)            $8,005,453   7,993,420
                                                      ======================

Trust units outstanding at the end of
  the period                                             545,143     713,361


               See accompanying notes to financial statements.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $2,938,790
               Unrealized depreciation                          (262,174)
                                                               __________

                                                               $2,676,616
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                         Period from
                                                         the Initial
                                                           Date of
                                                           Deposit,
                                                          April 15,
                                             Year ended    1998, to
                                             March 31,    March 31,
                                                2000         1999

Dividend income                                 $.043          .034
Expenses                                        (.032)        (.022)
                                              _____________________
    Investment income - net                      .011          .012

Distributions to unit holders:
  Investment income - net                           -             -
  Principal from investment transactions            -             -

Net gain (loss) on investments                  3.469         1.643
                                              _____________________
    Total increase (decrease)
      in net assets                             3.480         1.655

Net assets:
  Beginning of the period                      11.205         9.550
                                              _____________________

  End of the period                           $14.685        11.205
                                              =====================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (646,454 and 540,761 units in 2000 and 1999, respectively). The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 250
                 MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES
                               1,106,418 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Medical Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in the medical industry. At June 16, 2000, each Unit represented a 1/1,106,418 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. Effective on each April 30 the sales charge will be reduced by 1/2 of 1% to a minimum sales charge of 3.0%. At June 16, 2000, the Public Offering Price per Unit was $14.044 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,106,418
Fractional Undivided Interest in the Trust per Unit                1/1,106,418
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $14,999,490
  Aggregate Value of Securities per Unit                               $13.557
  Income and Principal cash (overdraft) in the Portfolio               $(5,076)
  Income and Principal cash (overdraft) per Unit                        $(.005)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.492
  Public Offering Price per Unit                                       $14.044
  Redemption Price and Sponsor's Repurchase Price per
    Unit ($.492 less than the Public Offering Price
    per Unit)                                                          $13.552

Date Trust Established                                          April 15, 1998
Mandatory Termination Date                                      April 15, 2003
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $2,884 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 250,
Medical Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 250, Medical Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 250, Medical Growth Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, April 15, 1998, to March 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $10,695,575)
  (Note 1)                                                       $14,684,945
Dividends receivable                                                   3,759
Unamortized deferred organization and offering costs                   8,761
Cash
13,772
Receivable from investment transactions                               61,184
                                                                 ___________
                                                                  14,772,421

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    5,528
Unit redemptions payable                                             127,581
                                                                  __________
                                                                     133,109
                                                                  __________

Net assets, applicable to 1,158,846 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $10,695,575
  Net unrealized appreciation (Note 2)                3,989,370
  Distributable funds                                   515,536
  Less deferred sales charges paid (Note 3)           (561,169)
                                                    ___________

                                                                 $14,639,312
                                                                 ===========

Net asset value per unit                                             $12.633
                                                                 ===========


               See accompanying notes to financial statements.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Medical Devices
     15,069         Biomet, Inc.                                      $548,135
     13,362         Boston Scientific Corporation                      284,784
        479         Clinichem Development, Inc.                          5,509
      8,046 (1)     Kimberly-Clark Corporation                         450,576
     35,240 (2)     Medtronic, Inc.                                  1,812,676
      9,341         Stryker Corporation                                651,535
     14,043         Theragenics Corporation                            187,825
                    Medical Products
     12,798         Becton, Dickinson and Company                      336,754
     14,240         DENTSPLY International, Inc.                       404,060
      6,116         Johnson & Johnson                                  428,505
     11,520         Life Technologies, Inc.                            576,000
     16,517         STERIS Corporation                                 169,299
     15,480         Sybron International Corporation                   448,920
                    Pharmaceuticals/Biotech
     11,895         Abbott Laboratories                                418,561
     30,875 (2)     Amgen, Inc.                                      1,894,953
     19,258 (3)     BioChem Pharma, Inc.                               426,083
      8,587         Bristol-Myers Squibb Company                       495,899
     19,090         Dura Pharmaceticals, Inc.                          235,055
     13,931 (4)     Genzyme Corporation                                698,291
      1,540         Genzyme Molecular Oncology, Inc.                    23,293
      2,562 (4)     Genzyne Surgical Products, Inc.                     30,103
      9,490         ICN Pharmaceuticals, Inc.                          258,603
     22,505 (2)     IDEC Pharmaceuticals Corporation                 2,211,116
     30,267 (5)     Jones Medical Industries, Inc.                     919,360
     15,351         Medicis Pharmaceutical Corporation                 614,040
     16,424         PAREXEL International Corporation                  155,010
                                                                   ___________

                    Total investments                              $14,684,945
                                                                   ===========



                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1) In June 1999, Ballard Medical Products (Ballard), one of the Trust's original holdings, was acquired by Kimberly-Clark Corporation (Kimberly-Clark). Each shareholder of Ballard received .4439 shares of Kimberly-Clark for each share of Ballard held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) This Equity Security represents the common stock of a foreign company which trades directly on a United States security exchange.

(4) In September 1999, Genzyme Corporation (Genzyme), one of the Trust's original holdings, spun off Genzyme Surgical Products, Inc. (Genzyme Surgical). Each shareholder of Genzyme received .179 shares of Genzyme Surgical for each share of Genzyme held.

(5) The number of shares reflects the effect of two three for two stock splits.


               See accompanying notes to financial statements.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Dividends                                                $61,036      54,479

Expenses:
  Trustee's fees and related expenses                   (32,089)    (13,287)
  Evaluator's fees                                       (3,976)     (3,845)
  Supervisory fees                                       (5,839)     (4,684)
  Administrative fees                                    (1,368)     (1,338)
  Amortization of organization and offering costs        (2,884)     (2,773)
                                                      ______________________
  Total expenses                                        (46,156)    (25,927)
                                                      ______________________
    Investment income - net                               14,880      28,552

Net gain (loss) on investments:
  Net realized gain (loss)                             1,011,848     144,532
  Change in net unrealized
    appreciation or depreciation                       2,215,704   1,773,666
                                                      ______________________
                                                       3,227,552   1,918,198
                                                      ______________________
Net increase in net assets
  resulting from operations                           $3,242,432   1,946,750
                                                      ======================


               See accompanying notes to financial statements.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                   April 15,
                                                       Year ended   1998, to
                                                       March 31,   March 31,
                                                          2000        1999

Net increase in net assets resulting
    from operations:
  Investment income - net                                $14,880      28,552
  Net realized gain (loss) on investments              1,011,848     144,532
  Change in net unrealized appreciation
    or depreciation on investments                     2,215,704   1,773,666
                                                     _______________________
                                                       3,242,432   1,946,750

Units issued (11,956 and 1,774,349 units
  in 2000 and 1999, respectively, net
  of deferred sales charges of $555,905
  in 1999)                                               104,257  16,880,281
Units redeemed (622,500 and 20,000 units
  in 2000 and 1999, respectively)                    (6,774,109)   (220,980)

Distributions to unit holders:
  Investment income - net                               (13,948)           -
  Principal from investment transactions                       -   (669,013)
                                                     _______________________
                                                        (13,948)   (669,013)
                                                     _______________________
Total increase (decrease) in net assets              (3,441,368)  17,937,038

Net assets:
  At the beginning of the period
    (representing 1,769,390 and 15,041 units
    outstanding at March 31, 1999 and
    April 15, 1998, respectively)                     18,080,680     143,642
                                                     _______________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $515,536 and $565,482 at
    March 31, 2000 and 1999, respectively)           $14,639,312  18,080,680
                                                     =======================

Trust units outstanding at the end of
  the period                                           1,158,846   1,769,390


               See accompanying notes to financial statements.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $14,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $5,532,259
               Unrealized depreciation                         (1,542,889)
                                                               __________

                                                               $3,989,370
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 19, 1999, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                         Period from
                                                         the Initial
                                                           Date of
                                                           Deposit,
                                                          April 15,
                                             Year ended    1998, to
                                             March 31,    March 31,
                                                2000         1999

Dividend income                                 $.041          .041
Expenses                                        (.031)        (.020)
                                              _____________________
    Investment income - net                      .010          .021

Distributions to unit holders:
  Investment income - net                       (.008)            -
  Principal from investment transactions            -         (.446)

Net gain (loss) on investments                  2.412         1.094
                                              _____________________
    Total increase (decrease) in net assets     2.414          .669

Net assets:
  Beginning of the period                      10.219         9.550
                                              _____________________

  End of the period                           $12.633        10.219
                                              =====================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,488,374 and 1,332,312 units in 2000 and 1999, respectively). Distributions to unit holders of Investment Income - net reflects the Trust's actual distribution of approximately $.008 per unit to 1,680,537 units on June 30, 1999. Distributions to unit holders of principal from investment transactions per unit reflects the Trust's actual distribution of approximately $.446 per unit to 1,332,312 units on December 31, 1998. The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 250
                         MEDICAL GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated May 31, 2000                                      AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                           Table of Contents

The FT Series                                             3
Risk Factors                                              3
Public Offering                                           4
Distribution of Units                                     5
The Sponsor's Profits                                     6
The Secondary Market                                      6
How We Purchase Units                                     6
Expenses and Charges                                      6
Tax Status                                                7
Retirement Plans                                          9
Rights of Unit Holders                                    9
Income and Capital Distributions                         10
Redeeming Your Units                                     11
Removing Securities from a Trust                         12
Amending or Terminating the Indenture                    13
Information on the Sponsor, Trustee and Evaluator        13
Other Information                                        14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek,

Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your

Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service

 ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $27 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

Ernst & Young LLP, independent auditors, have audited the Trusts' statements of net assets, including the schedules of investments, appearing in each Part One of this prospectus, as set forth in their report. We've included the Trusts' statements of net assets, including the schedules of investments, in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

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Page 15


                   FIRST TRUST (registered trademark)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              May 31, 2000

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



                   Communications Growth Trust Series
                 Communications Growth Portfolio Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of communications companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing a Trust's portfolio in common stocks of communications companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of communications companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                         Percent of          Percent of
Dollar Amount of Transaction             Offering            Net Amount
at Public Offering Price*                Price               Invested
____________________________             __________          __________
$ 50,000 but less than $100,000          0.25%               0.2506%
$100,000 but less than $250,000          0.50%               0.5025%
$250,000 but less than $500,000          1.00%               1.0101%
$500,000 or more                         2.00%               2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                  FUNDAMENTAL VALUE GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of companies which the Sponsor believed represented, at the Initial Date of Deposit, excellent value in the marketplace. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies which the Sponsor believes represent excellent value in the marketplace ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                           Percent of      Percent of
Dollar Amount of Transaction               Offering        Net Amount
at Public Offering Price*                  Price           Invested
____________________________               __________      __________

$ 50,000 but less than $100,000            0.25%           0.2506%
$100,000 but less than $250,000            0.50%           0.5025%
$250,000 but less than $500,000            1.00%           1.0101%
$500,000 or more                           2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                  Fundamental Value Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      INSURANCE GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated July 31, 2000                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of stocks of companies that are involved in several lines of insurance, including financial guarantee, life and health, multi-line, and property and casualty. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing in a diversified portfolio of companies that are involved in several lines of insurance, including financial guarantee, life and health, multi-line, and property and casualty ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research analysts.

An investment in Units of the Trusts should be made with an understanding of the risks involved with owning insurance companies, including the fact that the insurance industry is subject to adverse effects of volatile interest rates, economic recession, increased competition, and the potential for increased regulation.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multiline insurance companies. Multiline insurance companies provide property and casualty coverage, as well as life and health insurance. The Trusts may also invest in diversified financial companies with subsidiaries (including insurance brokerage, reciprocals and claims processors) engaged in underwriting, reinsuring, selling, distributing or placing insurance with independent third parties.

Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(vii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRP's"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRP's fail to do so, and to assign liability to PRP's. The extent of liability to be allocated to a PRP is dependent on a variety of factors. Further, the number of waste sites subject to clean-up is unknown. Very few sites have been subject to clean-up to date. The extent of clean-up necessary and the assignment of liability has not been established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of      Percent of
Dollar Amount of Transaction            Offering        Net Amount
at Public Offering Price*               Price           Invested
____________________________            __________      __________
$ 50,000 but less than $100,000         0.25%           0.2506%
$100,000 but less than $250,000         0.50%           0.5025%
$250,000 but less than $500,000         1.00%           1.0101%
$500,000 or more                        2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Insurance Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      INTERNET GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated April 28, 2000                            PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies that, in the Sponsor's opinion, as of the Initial Date of Deposit, are ideally positioned to take advantage of the rapid growth of the Internet. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks as described above ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A portfolio of a Trust is diversified across many related sectors: access/information providers, communications equipment, computer networking, computer services, computers, Internet content, on-line brokerage, semiconductors and software. Diversifying a portfolio helps to offset the risks normally associated with equity investments, although risk cannot be entirely eliminated. This type of diversification provides a convenient, efficient way for the investor to own stocks in a number of companies without considerable time and capital commitments.

In the Sponsor's opinion, as of the Initial Date of Deposit, the growing numbers of users and web sites along with expanding capabilities make the Trusts an attractive investment opportunity. At the Initial Date of Deposit, more than 58 million adults were on-line in the United States alone, and the number of on-line users is expected to dramatically increase in the future. In fact, at the time of the Initial Date of Deposit, a new computer was being added to the Internet approximately every four seconds, and nearly 3,000 new websites were being added every day. Rising standards of living and more disposable income worldwide, combined with faster, more efficient and affordable technology will dramatically expand the potential number of users. In addition, improved security measures are helping to increase the number of consumer transactions over the Web. Corporations have made huge strides in the way they conduct business-to-business transactions over the Internet, making it more commercially feasible for the mass market. Business-to-business electronic commerce was estimated to exceed $20 billion by 2000, up from an estimated $9.5 billion in 1997. Consolidation and mergers among companies involved with the Internet are increasing. Technological improvement like high-speed data and video transmission through cable connections are helping to fuel this growth. Overall, new technologies are accepted more rapidly than ever. In fact, while it took 35 years for one-quarter of U.S. households to own a telephone, the Internet reached the same level of penetration in only seven years. All of these factors lead the Sponsor to believe the companies selected for the portfolios stand to benefit from the combination of increased demand, faster and more efficient services, and more affordable equipment.

The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts. To help reduce risk, the Trusts avoid small companies, newly-issued stocks, and stocks with little or no earnings. In general, the Sponsor believed, as of the Initial Date of Deposit, the companies selected have above-average growth prospects for sales and earnings, established market shares for their services, and lower than average debt. In addition, the Sponsor believes that employing a "buy and hold" philosophy encourages investors to be disciplined and patient while looking at the future prospects of the companies, rather than focusing on short-term performance.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Sponsor believed, as of the Initial Date of Deposit, that the enormous growth potential of the Internet offers a compelling investment opportunity. However, since the Internet is in the early stages of its development and the direction of its evolution is unpredictable, tremendous risks exist. It is important to note that companies engaged in business related to the Internet are subject to fierce competition and their products and services may be subject to rapid obsolescence. There is, however, no assurance that the objective of the Trusts will be achieved.

An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. The Trusts concentrate their Equity Securities in the technology industry and, as a result, the value of the Units of a Trust may be susceptible to factors affecting the technology industry.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software, Internet access/information providers, semiconductors, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                      Percent of    Percent of
Dollar Amount of Transaction          Offering      Net Amount
at Public Offering Price*             Price         Invested
____________________________          _________     __________
$ 50,000 but less than $100,000       0.25%         0.2506%
$100,000 but less than $250,000       0.50%         0.5025%
$250,000 but less than $500,000       1.00%         1.0101%
$500,000 or more                      2.00%         2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an Internet Growth Trust and an Internet Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of the Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      INTERNET GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

               MEDIA AND ENTERTAINMENT GROWTH TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated June 30, 2000                               PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued primarily by media and entertainment companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential by investing a Trust's portfolio in common stocks issued primarily by media and entertainment companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies involved in the media and entertainment industry, including advertising, broadcasting, cable television, entertainment and publishing companies, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in companies in the media and entertainment industry should be made with an understanding of the many factors which may have an adverse impact on a particular company, or on the industry in general. Certain of these include the cyclicality of revenues and earnings of companies in the industry, the availability of discretionary income of individuals, changing consumer tastes and interests, fierce competition in the industry and increasing governmental regulations. Certain of these companies may derive a significant portion of their revenues from the discretionary income of individuals, which may be adversely affected by economic downturns which reduce the amount of personal income available for non-essential items. Many of the products offered by the companies in the entertainment industry are subject to the risks of rapid obsolescence and changing consumer tastes and interests. In addition, certain types of companies are subject to various government regulations. For example, cable and telecommunications companies are subject to state and federal regulations, affecting the price of their services and the kinds of service which they may offer. Certain media communications companies are subject to Federal Communications Commission regulations. As a result of the foregoing, the Equity Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Trusts.

For a discussion of American Depositary Receipts ("ADRs"), see "What are Equity Securities?" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                       Percent of     Percent of
                                       Offering       Net Amount
Number of Units                        Price          Invested
_______________                        __________     __________
  5,000 but less than 10,000           0.25%          0.2506%
10,000 but less than 25,000            0.50%          0.5025%
25,000 but less than 50,000            1.00%          1.0101%
50,000 or more                         2.00%          2.0408%

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

               Media and Entertainment Growth Trust Series

     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       MEDICAL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of medical companies that have active participation in the expanding markets of medical devices, medical products and pharmaceuticals/biotech. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of medical companies that have active participation in the expanding markets of medical devices, medical products and pharmaceuticals/biotech ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

It is important to note that companies engaged in the medical industry are subject to government regulation of their products and services, increasing competition, termination of patent protection, and the risk that technological advances will render their products or services obsolete.

An investment in the Trusts should be made with an understanding of the problems and risks inherent in the medical sector in general.

Medical companies have risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the healthcare and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Legislative initiatives concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

Certain of the Equity Securities in the Trusts are issued by small-cap companies (market capitalization between $100 million and $1 billion). While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which a Trust may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Trust to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of      Percent of
Dollar Amount of Transaction            Offering        Net Amount
at Public Offering Price*               Price           Invested
____________________________            __________      __________
$ 50,000 but less than $100,000         0.25%           0.2506%
$100,000 but less than $250,000         0.50%           0.5025%
$250,000 but less than $500,000         1.00%           1.0101%
$500,000 or more                        2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                       Medical Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors




                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 250 COMMUNICATIONS GROWTH TRUST, SERIES 2; FUNDAMENTAL VALUE TRUST SERIES; INSURANCE GROWTH TRUST SERIES; INTERNET GROWTH TRUST, SERIES 4; MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2; MEDIAL GROWTH TRUST SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2000.

                     FT 250
                     COMMUNICATIONS GROWTH TRUST, SERIES 2
                     FUNDAMENTAL VALUE TRUST SERIES
                     INSURANCE GROWTH TRUST SERIES
                     INTERNET GROWTH TRUST, SERIES 4
                     MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES
                     2
                     MEDIAL GROWTH TRUST SERIES
                                    (Registrant)
                     By NIKE SECURITIES L.P.
                                    (Depositor)


                     By Robert M. Porcellino
                        Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    July 31, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                 CONSENT OF INDEPENDENT AUDITORS


We  consent  to  the  reference to our  firm  under  the  caption
"Experts" and to the use of our report dated July 9, 2000 in this
Post-Effective  Amendment  to  the  Registration  Statement   and
related Prospectus of FT Series dated July 26, 2000.



                                        ERNST & YOUNG LLP





Chicago, Illinois
July 25, 2000